Supplement dated November 2, 2026

To the Prospectus (“Prospectus”) Dated May 1, 2026

for

TIAA Access

Issued Through

TIAA Separate Account VA-3

By Teachers Insurance and Annuity Association of America (“TIAA”)

Individual and Group Variable Flexible Premium Deferred Variable Annuity Contracts

This supplement updates certain information contained in the above-referenced Prospectus for your contract issued by TIAA. Please read this supplement and keep it together with your prospectuses for future reference. Capitalized terms have the same meaning as those included in the prospectuses.

(A) New Pricing Level for Plans:

Effective November 2, 2026, a new pricing level, Level P, is being added to the Contract. Level P Contracts, which have the lowest level of Contract expenses, are being offered to plans with $5,000,000,000 or more in assets under administration with TIAA. In addition, the thresholds for Levels 1, 2, 3 and 4 are based on a contract owner’s total assets under administration with TIAA.

(B) Merger of Affiliated Investment Advisers:

Teachers Advisors, LLC merged into Nuveen Asset Management, LLC (“Nuveen Asset Management”) following an internal reorganization. On August 1, 2026, Nuveen Fund Advisors, LLC, selected Nuveen Asset Management to sub-advise the investments of the Nuveen Funds.

(C) Change in Underlying Fund Current Expenses:

The maximum annual fund expenses (after contractual fee waiver/expenses reimbursements) have been reduced from 1.10% to 1.06%.

(D) New Funds Added to the Platform:

The Cohen & Steers Institutional Realty Shares and Vanguard International Core Stock Funds are being added to the platform.

(E) Income Test Drive:

The Income Test Drive will be suspended and temporarily discontinued, effective December 31, 2026, until further notice. As of that date, TIAA will no longer accept new elections of the Income Test Drive or permit withdrawal payments to contract owners thereunder.

(F) Prospectus Updates:

As a result of the addition of the new pricing level, merger of affiliated investment advisers, change to the maximum annual fund expenses, addition of two Funds to the platform, and the suspension and temporary discontinuance of Income Test Drive, the Prospectus is modified as follows:

1) The section “Important information you should consider about the Contract - Fees, Expenses and Adjustments - Are there Ongoing Fees and Expenses (annual charges)?” is deleted in its entirety and replaced with the following:

Location in Prospectus
Are there Ongoing Fees and Expenses (annual charges)?	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. The fees and expenses in the table do not reflect any advisory fees you may elect to pay to financial intermediaries. Please refer to your plan documents for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract Levels P, 1–4)[1]	0.075%[2]	0.75%[2]	What are the charges and expenses of the Contract?
	Investment Options (Underlying Fund fees and expenses)	0.02%[3]	1.06%[3]	Appendix A—Funds available under the Contract
	Optional benefits available for an additional charge (for a single optional benefit, if elected)[4]	None	None	Transfers and access to your money
¹ A Level P Contract will have the lowest minimum Annual Base Contract Fee and a
Level 4 Contract will have the highest maximum Annual Base Contract Fee.

² As a percentage of average Accumulation. The contractual maximum fee is 2.00%.

³ As a percentage of fund assets (after contractual fee waiver/expense reimbursements, if applicable).

[4] There is no charge for any elected optional benefit under your Contract.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
This estimate assumes that you do not take withdrawals from the Contract.

	Lowest Annual Costs: $95	Highest Annual Cost: $1,673

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Least expensive combination of
Contract Levels[1] and Underlying Fund
fees and expenses

•

No optional benefits

•

No sales charges or advisory fees

•

No additional purchase payments,
transfers or withdrawals

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Most expensive combination of Contract
Levels,[2] optional benefits[3] and
Underlying Fund fees and expenses

•

No sales charges or advisory fees

•

No additional purchase payments,
transfers or withdrawals

[1] Includes the lowest annual cost of a Contract Level, which is a Level P Contract.
[2] Includes the highest annual cost of a Contract Level, which is a Level 4 Contract.
[3] There is no charge for any elected optional benefit under your Contract.

2) The section “Fee and Expense Tables - TRANSACTION EXPENSES” is deleted in its entirety and replaced with the following:

TRANSACTION EXPENSES

	Charge
Contracts	Level P	Level 1	Level 2	Level 3	Level 4
Sales load imposed on purchases (as a percentage of Premiums)	none	none	none	none	none
Deferred sales load (or surrender charge) (as a percentage of Premiums or amount surrendered, as applicable)	none	none	none	none	none
Exchange fee[1]	none	none	none	none	none
Retirement Plan Loan (Loan Origination Fee)[2]	$125	$125	$125	$125	$125
Retirement Plan Loan (Annual Maintenance Fee)[2]	$25	$25	$25	$25	$25

1.	We do not charge an exchange fee, but we reserve the right to administer and collect a redemption fee imposed by an Underlying Fund that may impose them.
2.	A Retirement Plan Loan includes a $75 one-time origination fee or $125 for a residential loan and a $25 annual maintenance fee.

3) The section “Fee and Expense Tables - ANNUAL CONTRACT EXPENSES” is deleted in its entirety and replaced with the following:

ANNUAL CONTRACT EXPENSES

Charge
Contract - Accumulation Expenses	Level P	Level 1	Level 2	Level 3	Level 4
Administrative Expense (Annual Account Fee)¹	none	none	none	none	none

Base Contract Expenses (as a percentage of average account value)	0.075%	0.10%	0.30%	0.45%	0.75%

Optional Benefit Expenses (as a percentage of average account value)¹	none	none	none	none	none

1.	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge

Charge
Contract - Payout Annuity Expenses	Level P	Level 1	Level 2	Level 3	Level 4
Administrative Expense (Annual Account Fee)¹	none	none	none	none	none

Base Contract Expenses (as a percentage of average account value)	0.34%	0.34%	0.34%	0.34%	0.34%

Optional Benefit Expenses (as a percentage of average account value)¹	none	none	none	none	none

1.	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.

4) The section “Fee and Expense Tables - ANNUAL FUND EXPENSES” is deleted in its entirety and replaced with the following:

ANNUAL FUND EXPENSES

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (before contractual fee waiver/expense reimbursements)	0.02%	4.29%
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (after contractual fee waiver/expense reimbursements)*	0.02%	1.06%
*	Certain funds’ expenses in this table are subject to a fee waiver or an expense reimbursement arrangement. Please see, “Appendix A—Funds available under the Contract” below for additional information.

5) In the section titled “Example” the following is added:

LEVEL P CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,163	$3,626	$6,281	$13,862
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$97	$307	$537	$1,219

LEVEL 1 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,189	$3,705	$6,416	$14,151
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$123	$387	$678	$1,538

LEVEL 2 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,394	$4,335	$7,491	$16,434
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$328	$1,031	$1,801	$4,063

LEVEL 3 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,548	$4,805	$8,292	$18,117
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$482	$1,512	$2,636	$5,925

LEVEL 4 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,855	$5,743	$9,878	$21,411
Minimum If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$789	$2,469	$4,293	$9,569

6) The Plan levels offered under the Contracts subsection in the “Starting out and how to purchase a Contract—Plan levels offered under the Contracts” section is deleted in its entirety and replaced with the following:

Plan levels offered under the Contracts

The Contracts offer five different Levels (Level P, 1, 2, 3, and 4) to plans, which are each generally priced based on the assets under administration by the plan and related operating expense ratios. Generally, Level P will have the lowest annual costs and Level 4 will have the highest annual costs.

The pricing charged for each Level is as follows:

1.	Level P pricing will generally be offered to plans with $5,000,000,000 or more in total assets under administration with TIAA.
2.	Level 1 pricing will generally be offered to plans with between $250,000,000 to $5,000,000,000 in total assets under administration with TIAA and low operating expense ratios.
3.

Level 2 pricing will generally be offered to plans that have between $25,000,000 and $250,000,000 in total assets under administration with TIAA. Plans with less than $250,000,000 in total assets under administration with TIAA may also get Level 3 pricing.

4.

Level 3 pricing will generally be offered to plans between $25,000,000 and $250,000,000 in total assets under administration with TIAA that have higher operating expense ratios than plans in Levels P, 1 or 2.

5.	Level 4 pricing will generally be offered to plans with less than $25,000,000 in total assets under administration with TIAA with higher expense ratios than Levels P, 1, 2, or 3.

7) In the section “Overview of the Contract – Phases of the Contract – Annuity Phase” the last sentence is deleted in its entirety and replaced with the following:

“Subject to the provisions of your employer’s plan, an optional feature, the Income Test Drive, that provides variable payments to you for a two-year period by taking withdrawals from your Contract, has been available. Effective December 31, 2026, the Income Test Drive will be suspended and temporarily discontinued until further notice. TIAA will no longer accept new elections of the Income Test Drive, or permit any further withdrawal payments to participants thereunder, on or after December 31, 2026.”

8) In the section “The annuity period, receiving annuity income and Income Test Drive – the annuity period in general” the first sentence in the fourth paragraph is deleted in its entirety and replaced with the following:

“For one-life annuities, two-life annuities, annuities for a fixed period, and Income Test Drive (which has been suspended and temporarily discontinued effective December 31, 2026, until further notice), your initial income payments are based on your Accumulation on the last Valuation Day before the annuity starting date, see below for discussion on “Annuity Income Options.” Your payments change after the initial payment based on the Investment Account’s investment experience and the Income Change Method you choose.”

9) In the section “The annuity period, receiving annuity income and Income Test Drive – Income Test Drive”

a.	the following is added immediately under the title:

“Suspended and Temporarily Discontinued Until Further Notice.”

b.	the third paragraph is deleted in its entirety and replaced by the following:

“Effective December 31, 2026, TIAA will suspend and temporarily discontinue the Income Test Drive until further notice. In the future, TIAA may relaunch, modify or permanently discontinue the Income Test Drive feature at any time, and it may not be available under your employer’s plan.”

10) The section “Appendix A-Funds Available Under the Contract” is updated as follows:

a.	References to “Teachers Advisors, LLC” are hereby deleted and replaced with “Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser).”

b.	Current expenses for the Lazard International Equity Portfolio (R6 Class) are 0.80%.

c.	The following are added to the table:

Type	Funds and Adviser/Subadviser	Current Expenses	Average Annual Total Returns 12/31/25
			One Year	Five Year	Ten Year
Specialty	Cohen & Steers Institutional Realty Shares (Institutional Class) Cohen & Steers Capital Management Inc.	0.75%	3.09%	5.77%	6.48%
Equity	Vanguard® International Core Stock Fund (Admiral Shares) Wellington Management Company LLP	0.38%	38.51%	11.48%	11.99%